Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2023
Schedule III - Supplementary Insurance Information
Schedule III - Supplementary Insurance Information

Schedule III - Supplementary Insurance Information

As of December 31, 2023 and 2022 and for each of the years ended December 31, 2023, 2022 and 2021

				Contractholder
	Deferred		Future policy	and other	Market risk
	acquisition	Market risk	benefits and	policyholder	benefit
Segment	costs	benefit asset	claims	funds	liability

	(in millions)
2023:
Retirement and Income Solutions	$918.9	$153.4	$29,161.9	$34,399.6	$111.9
Benefits and Protection	3,007.6	—	13,137.0	7,870.8	—
Corporate	—	—	189.1	2.0	—
Total	$3,926.5	$153.4	$42,488.0	$42,272.4	$111.9

2022 (As recast):
Retirement and Income Solutions	$930.0	$109.2	$26,651.8	$35,338.0	$181.4
Benefits and Protection	3,009.2	—	11,411.6	7,844.2	—
Corporate	—	—	216.0	2.1	—
Total	$3,939.2	$109.2	$38,279.4	$43,184.3	$181.4

Schedule III - Supplementary Insurance Information - (continued)

As of December 31, 2023 and 2022 and for each of the years ended December 31, 2023, 2022 and 2021

				Liability for
				future policy	Market risk	Amortization of
	Premiums and	Net	Benefits, claims	benefits	benefit	deferred	Other
	other	investment	and settlement	remeasurement	remeasurement	acquisition	operating
Segment	considerations	income (1)	expenses	(gain) loss	loss	costs	expenses (1)

	(in millions)
2023:
Retirement and Income Solutions	$2,935.0	$2,618.8	$4,615.8	$(68.5)	$33.7	$95.9	$1,562.1
Benefits and Protection	3,469.0	545.7	2,609.0	16.0	—	292.8	1,078.0
Corporate	(7.3)	121.0	1.4	—	—	—	92.7
Total	$6,396.7	$3,285.5	$7,226.2	$(52.5)	$33.7	$388.7	$2,732.8

2022
(As recast):
Retirement and Income Solutions	$1,959.7	$2,252.2	$3,328.0	$(14.9)	$131.2	$101.0	$1,514.2
Benefits and Protection	3,306.8	560.3	2,553.7	(244.9)	—	284.7	1,018.8
Corporate	(2.2)	39.9	1.0	—	—	—	217.2
Total	$5,264.3	$2,852.4	$5,882.7	$(259.8)	$131.2	$385.7	$2,750.2

2021
(As recast):
Retirement and Income Solutions	$1,883.6	$2,674.4	$3,547.3	$(3.8)	$114.1	$107.0	$1,380.6
Benefits and Protection	2,830.4	907.8	3,069.3	4.2	—	265.2	992.6
Corporate	—	51.5	0.9	—	—	—	83.1
Total	$4,714.0	$3,633.7	$6,617.5	$0.4	$114.1	$372.2	$2,456.3
(1)	Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.